Status of the stock option grants under the Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Dec. 31, 2008 Stock Option [Member]	Dec. 31, 2007 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding					3,287,159	3,287,159	3,287,159	3,287,159	1,990,000
Granted during the year - Options			1,038,750	1,990,000	0	0	0	0	1,317,159
Exercise of stock options in July 2007 at $2.00 per share (in shares)				20,000	0	0	0	0	(20,000)
Expired during the year - Options					(2,057,500)
Outstanding	1,229,659				1,229,659	3,287,159	3,287,159	3,287,159	3,287,159
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 2.48	$ 2.48	$ 2.48	$ 2.48	$ 2.00
Granted during the year - Weighted Average Exercise Price			$ 3.20	$ 2.00		$ 0	$ 0	$ 0	$ 3.21
Expired during the year - Weighted Average Exercise Price					$ 2.00
Exercised during the year - Weighted Average Exercise Price						$ 0	$ 0	$ 0	$ 2.00
Outstanding - Weighted Average Exercise Price	$ 3.21				$ 3.21	$ 2.48	$ 2.48	$ 2.48	$ 2.48
Outstanding - Weighted Average Remaining Contractual Term (Years)	1 year	3 years 4 months 24 days			1 year	1 year 4 months 24 days	2 years 4 months 24 days		4 years 4 months 24 days